Organization and Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Operations

NOTE 1 - ORGANIZATION AND OPERATIONS

Sino Green Land Corporation (formerly known as Go Silver Toprich Holding Inc.) (the “Company”) is a corporation organized under the laws of the State of Nevada.

On August 31, 2020, the Company has changed its name from Go Silver Toprich Holding Inc to Sino Green Land Corporation.

The Company was engaged in wholesale distribution, marketing and sales of premium fruits in China. In 2013, the management decided to discontinued its prior operations and dissolved all the subsidiaries to better reflect its new business direction. The Company currently intends to seek for a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses.

NOTE 1 - ORGANIZATION AND OPERATIONS

Sino Green Land Corporation (formerly known as Go Silver Toprich Holding Inc.) (the “Company”) is a corporation organized under the laws of the State of Nevada.

On August 31, 2020, the Company has changed its name from Go Silver Toprich Holding Inc to Sino Green Land Corporation.

The Company was engaged in wholesale distribution, marketing and sales of premium fruits in China. In 2013, the management decided to discontinued its prior operations and dissolved all the subsidiaries to better reflect its new business direction. The Company currently intends to seek for a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses.